Supplemental cash flow information	12 Months Ended
Dec. 31, 2025
Cash Flow Statement [Abstract]
Supplemental cash flow information	Supplemental cash flow information:
a) Changes in non-cash working capital:
Changes in non-cash working capital for the years ended December 31, 2025 and 2024 were as follows:

For the years ended December 31	2025	2024
Changes in non-cash working capital:
Trade and other receivables	$10,326	$60,279
Inventories	(41,202)	(26,689)
Prepaid expenses	(2,230)	(3,266)
Trade, other payables and accrued liabilities	(4,658)	(225,562)
	(37,764)	(195,238)
Adjustments for items not having a cash effect, acquired working capital balances, and working capital changes relating to taxes and interest paid and interest received	175,368	(9,096)
Changes in non-cash working capital having a cash effect	$137,604	$(204,334)
These changes relate to the following activities:
Operating	$146,974	$(123,655)
Financing	(2,227)	(66,043)
Investing	(7,143)	(14,636)
Changes in non-cash working capital	$137,604	$(204,334)

b) Reconciliation of movements in liabilities to cash flows arising from financing activities:

	Long term debt (note 8)	Lease obligations (note 9)
Balance at December 31, 2024	$2,414,935	$818,205

Changes from financing cash flows
Repayment of long-term debt and financing fees	(213,660)	—
Net proceeds on issue of long-term debt	545,965	—
Payment of lease obligations	—	(133,433)
Total changes from financing cash flows	332,305	(133,433)

Liability-related other changes
Finance costs	5,660	—
New lease obligations	—	54,682
Acquired lease obligations	—	16,587
Other	—	(858)
Total liability-related other changes	5,660	70,411
Balance at December 31, 2025	$2,752,900	$755,183